Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 160,735,500.00
Total Fee Amount	22,197.57
Total Offset Amount	0.00
Net Fee	$ 22,197.57
Offering Table N/A
Offset Table N/A	N/A